Segments information	6 Months Ended
Jun. 30, 2021
Segments information
Segments information

29.    Segments information

The description of the business segments can be seen in Note 4.19 of the consolidated financial statements as of December 31, 2020.

The following segment information is reported based on the information used by the Board of Directors, as the top party responsible for strategic and operational decisions of these business segments. The performance of the segments is based primarily on an analysis of income, costs, expenses and results for the period generated by each segment, which are regularly monitored.

The information disclosed in each segment is presented net of transactions among the Ecopetrol Business Group.

29.1    Statement of profit or loss by segment

The following presents the consolidated statement of profit and loss by segment for the periods of six months ended June 30, 2021 and 2020:

	Six-month period ended June 30, 2021 (unaudited)
	Exploration and	Refining and	Transportation
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third party sales	16,169,774	19,217,323	1,243,946	87,721	36,718,764
Inter–segment sales	11,679,399	1,928,371	4,382,986	(17,990,756)	—
Revenue	27,849,173	21,145,694	5,626,932	(17,903,035)	36,718,764
Costs of sales	(18,215,979)	(19,989,429)	(1,516,843)	17,778,810	(21,943,441)
Gross profit	9,633,194	1,156,265	4,110,089	(124,225)	14,775,323
Administration expenses	(753,773)	(323,607)	(201,972)	100,452	(1,178,900)
Operation and projects expenses	(581,649)	(459,873)	(157,506)	37,815	(1,161,213)
Impairment recovery of non–current assets	—	2,655	791	—	3,446
Other operating (expenses) income, net	(311,212)	(7,578)	18,499	(24)	(300,315)
Operating income	7,986,560	367,862	3,769,901	14,018	12,138,341
Financial result, net
Financial income	254,512	10,660	19,060	(143,623)	140,609
Financial expenses	(1,170,565)	(560,755)	(126,177)	129,595	(1,727,902)
Foreign exchange (loss) gain, net	(69,419)	(44,356)	217,402	—	103,627
	(985,472)	(594,451)	110,285	(14,028)	(1,483,666)
Share of profit of associates and joint ventures	13,337	101,899	—	—	115,236
Income before tax	7,014,425	(124,690)	3,880,186	(10)	10,769,911
Income tax	(2,491,766)	27,734	(1,177,327)	—	(3,641,359)
Net profit (loss) for the period	4,522,659	(96,956)	2,702,859	(10)	7,128,552
Net profit (loss) attributable to:
Group owners of parent	4,569,564	(184,163)	2,161,547	(10)	6,546,938
Non–controlling interest	(46,905)	87,207	541,312	—	581,614
	4,522,659	(96,956)	2,702,859	(10)	7,128,552
Supplementary information
Depreciation, depletion and amortization	3,309,558	790,252	597,835	—	4,697,645
Impairment of non–current assets	—	2,655	791	—	3,446

	Six-month period ended June 30, 2020 (unaudited)
	Exploration and	Refining and	Transportation
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third party sales	16,634,009	12,394,018	6,146,779	(11,532,893)	23,641,913
Revenue	16,634,009	12,394,018	6,146,779	(11,532,893)	23,641,913
Costs of sales	(16,082,559)	(12,507,567)	(1,684,163)	11,364,700	(18,909,589)
Gross profit	551,450	(113,549)	4,462,616	(168,193)	4,732,324
Administration expenses	(881,656)	(419,430)	(199,171)	128,305	(1,371,952)
Operation and projects expenses	(552,999)	(429,976)	(177,266)	39,617	(1,120,624)
Impairment recovery (loss) of non-current assets	(518,173)	(688,914)	2,808	—	(1,204,279)
Other operating income, net	1,331,660	62,019	17,700	(5)	1,411,374
Operating income	(69,718)	(1,589,850)	4,106,687	(276)	2,446,843
Financial result, net
Financial income	799,806	68,305	75,669	(150,685)	793,095
Financial expenses	(1,375,333)	(604,489)	(261,584)	150,961	(2,090,445)
Foreign exchange (loss) gain, net	53,591	(645,442)	624,842	—	32,991
	(521,936)	(1,181,626)	438,927	276	(1,264,359)
Share of profit of associates and joint ventures	(28,308)	92,641	(2,368)	—	61,965
Income before tax	(619,962)	(2,678,835)	4,543,246	—	1,244,449
Income tax	(298,605)	784,339	(1,394,685)	—	(908,951)
Net profit (loss) for the period	(918,567)	(1,894,496)	3,148,561	—	335,498
Net profit (loss) attributable to:
Group owners of parent	(847,504)	(1,958,370)	2,547,158	—	(258,716)
Non-controlling interest	(71,063)	63,874	601,403	—	594,214
	(918,567)	(1,894,496)	3,148,561	—	335,498
Supplementary information
Depreciation, depletion and amortization	3,065,448	812,470	648,606	—	4,526,524
Impairment of non-current assets	(518,173)	(688,914)	2,808	—	(1,204,279)

29.2    Sales by product

	Sales by product - Segments
	Six-month period ended June 30, 2021 (unaudited)
	Exploration and	Refining and	Transportation
	Production	Petrochemicals	and Logistics	Eliminations	Total
National sales
Mid–distillates	—	6,705,637	—	(12,163)	6,693,474
Gasolines and turbo fuels	—	7,055,926	—	(1,046,936)	6,008,990
Natural gas	1,918,512	—	—	(447,865)	1,470,647
Services	52,504	91,731	5,626,932	(4,315,963)	1,455,204
Fuel gas service	—	349,955	—	(3,647)	346,308
Plastic and rubber	—	719,638	—	—	719,638
Asphalts	9,692	270,159	—	—	279,851
L.P.G. and propane	234,966	133,843	—	(8,448)	360,361
Crude	11,302,960	—	—	(11,216,561)	86,399
Polyethylene	—	170,346	—	—	170,346
Aromatics	—	121,718	—	—	121,718
Fuel oil	7,728	9,405	—	—	17,133
Other income - Gas contracts	1,790	—	—	—	1,790
Other products	7,839	1,062,422	—	(851,452)	218,809
Cash flow hedging	—	(8)	—	—	(8)
	13,535,991	16,690,772	5,626,932	(17,903,035)	17,950,660
Foreign sales
Crude	14,380,121	—	—	—	14,380,121
Diesel	—	2,075,001	—	—	2,075,001
Plastic and rubber	—	1,010,593	—	—	1,010,593
Fuel oil	—	1,108,341	—	—	1,108,341
Natural gas	23,828	—	—	—	23,828
L.P.G. and propane	27,802	—	—	—	27,802
Cash flow hedging	(124,436)	7	—	—	(124,429)
Other products	5,867	260,980	—	—	266,847
	14,313,182	4,454,922	—	—	18,768,104
	27,849,173	21,145,694	5,626,932	(17,903,035)	36,718,764

	Sales by product - Segments
	Six-month period ended June 30, 2020 (unaudited)
	Exploration and	Refining and	Transportation
	Production	Petrochemicals	and Logistics	Eliminations	Total
National sales
Mid-distillates	—	4,544,532	—	(7,073)	4,537,459
Gasolines and turbo fuels	—	3,534,581	—	(513,487)	3,021,094
Natural gas	1,720,897	—	—	(380,945)	1,339,952
Services	76,695	172,050	6,146,742	(4,937,498)	1,457,989
Fuel gas service	—	330,272	—	—	330,272
Plastic and rubber	—	334,937	—	—	334,937
Asphalts	10,498	204,562	—	—	215,060
L.P.G. and propane	108,967	53,202	—	(2,232)	159,937
Crude	5,649,371	—	—	(5,531,914)	117,457
Polyethylene	—	60,708	—	—	60,708
Aromatics	—	74,936	—	—	74,936
Fuel oil	1,784	17,435	—	—	19,219
Other income – Gas contracts	28,572	—	—	—	28,572
Other products	11,044	273,153	—	(80,387)	203,810
	7,607,828	9,600,368	6,146,742	(11,453,536)	11,901,402
Foreign sales
Crude	9,691,731	29	—	(79,345)	9,612,415
Diesel	—	1,243,219	—	—	1,243,219
Plastic and rubber	—	575,980	—	—	575,980
Gasolines and turbo fuels	—	153,680	—	—	153,680
Fuel oil	—	422,833	—	—	422,833
Natural gas	7,742	—	—	—	7,742
L.P.G. and propane	6,157	—	—	—	6,157
Cash flow hedging	(696,577)	(18,592)	—	—	(715,169)
Other products	17,128	416,501	37	(12)	433,654
	9,026,181	2,793,650	37	(79,357)	11,740,511
	16,634,009	12,394,018	6,146,779	(11,532,893)	23,641,913